Business Segment and Concentration (Narrative) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of operating segments [line items]
Property and equipment	$ 76,255	$ 8,188
India [Member]
Disclosure of operating segments [line items]
Property and equipment	$ 76,255
Credit risk [Member] | One customer [Member]
Disclosure of operating segments [line items]
Percentage of revenue	100.00%
Percentage of accounts receivable	100.00%